Share-Based Payment Transactions (Details) - Schedule of expenses due to share-based compensation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of expenses due to share-based compensation [Abstract]
Research and development expenses	$ 264	$ 27	$ 69
General and administrative expenses	633	16	22
Expenses due to share-based compensation	$ 897	$ 43	$ 91